Cash Flow Analysis - Financing Activities, Dividends and Shares (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Dividends [Line Items]
Net cash flow used in financing activities	€ 1,752	€ 4,220	€ 3,612
Net cash flow used in financing activities, change (as a percent)	58.50%	16.80%
Dividends paid	€ (2,459)	€ (2,906)	(2,775)
Proceeds from share capital increase	2	0	4,255
Proceeds/(payments) of treasury shares and other operations with shareholders and with minority interests	1,269	(660)	(1,772)
Operations with other equity holders	646	656	83
Undated deeply subordinated securities
Dividends [Line Items]
Operations with other equity holders	1,000	1,000	419
Coupon related to undated deeply subordinated securities
Dividends [Line Items]
Operations with other equity holders	(354)	(344)	(336)
Telefonica Brasil S.A.
Dividends [Line Items]
Proceeds/(payments) of treasury shares and other operations with shareholders and with minority interests	0	0	(24)
Telefonica, S.A.
Dividends [Line Items]
Proceeds/(payments) of treasury shares and other operations with shareholders and with minority interests	0	(645)	(1,615)
Telefónica Deutschland Holding, A.G.
Dividends [Line Items]
Proceeds/(payments) of treasury shares and other operations with shareholders and with minority interests	0	0	(133)
Telxius Telecom, S.A.
Dividends [Line Items]
Proceeds/(payments) of treasury shares and other operations with shareholders and with minority interests	1,275	0	0
Others
Dividends [Line Items]
Proceeds/(payments) of treasury shares and other operations with shareholders and with minority interests	(6)	(15)	0
Telefonica Brasil S.A.
Dividends [Line Items]
Proceeds from share capital increase	0	0	1,258
Others
Dividends [Line Items]
Proceeds from share capital increase	2	0	(51)
Ordinary shares
Dividends [Line Items]
Proceeds from share capital increase	0	0	3,048
Dividends paid by Telefonica, S.A.
Dividends [Line Items]
Dividends paid	(1,904)	(2,395)	(2,237)
Non-controlling interests in Telefonica Brasil, S.A.
Dividends [Line Items]
Dividends paid	(290)	(216)	(239)
Non-controlling interests of Telefonica Deutschland
Dividends [Line Items]
Dividends paid	(229)	(263)	(267)
Noncontrolling interest of Telefonica Centroamerica
Dividends [Line Items]
Dividends paid	(23)	(27)	(28)
Other Dividends
Dividends [Line Items]
Dividends paid	€ (13)	€ (5)	€ (4)